Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 3) (USD $)	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Non-covered loans	Jun. 30, 2013 Non-covered loans	Jun. 30, 2014 Non-covered loans	Jun. 30, 2013 Non-covered loans	Dec. 31, 2013 Non-covered loans	Jun. 30, 2014 Non-covered loans Secured	Jun. 30, 2013 Non-covered loans Secured	Jun. 30, 2014 Non-covered loans Secured	Jun. 30, 2013 Non-covered loans Secured	Dec. 31, 2013 Non-covered loans Secured	Jun. 30, 2014 Non-covered loans Unsecured	Jun. 30, 2013 Non-covered loans Unsecured	Jun. 30, 2014 Non-covered loans Unsecured	Jun. 30, 2013 Non-covered loans Unsecured	Dec. 31, 2013 Non-covered loans Unsecured	Jun. 30, 2014 Non-covered loans Secured by commercial properties	Jun. 30, 2013 Non-covered loans Secured by commercial properties	Jun. 30, 2014 Non-covered loans Secured by commercial properties	Jun. 30, 2013 Non-covered loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans Secured by commercial properties	Jun. 30, 2014 Non-covered loans Secured by residential properties	Jun. 30, 2013 Non-covered loans Secured by residential properties	Jun. 30, 2014 Non-covered loans Secured by residential properties	Jun. 30, 2013 Non-covered loans Secured by residential properties	Dec. 31, 2013 Non-covered loans Secured by residential properties	Jun. 30, 2013 Non-covered loans Residential construction loan	Dec. 31, 2013 Non-covered loans Residential construction loan	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development	Jun. 30, 2013 Non-covered loans Commercial construction loans and land development	Jun. 30, 2014 Non-covered loans Commercial construction loans and land development	Jun. 30, 2013 Non-covered loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development	Jun. 30, 2014 Non-covered loans Consumer	Jun. 30, 2013 Non-covered loans Consumer	Jun. 30, 2014 Non-covered loans Consumer	Jun. 30, 2013 Non-covered loans Consumer	Dec. 31, 2013 Non-covered loans Consumer	Jun. 30, 2014 Non-covered loans PCI	Dec. 31, 2013 Non-covered loans PCI
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Days outstanding loans and leases receivable are generally considered past due	90 days	90 days
Impaired loans
Unpaid Contractual Principal balance			$ 117,661,000		$ 117,661,000		$ 186,952,000	$ 50,056,000		$ 50,056,000		$ 63,636,000	$ 5,411,000		$ 5,411,000		$ 11,865,000	$ 31,715,000		$ 31,715,000		$ 49,437,000	$ 5,896,000		$ 5,896,000		$ 5,407,000		$ 33,000	$ 17,731,000		$ 17,731,000		$ 48,628,000	$ 6,852,000		$ 6,852,000		$ 7,946,000
Recorded Investment with No Allowance			33,544,000		33,544,000		63,784,000	9,060,000		9,060,000		21,540,000	504,000		504,000		336,000	10,286,000		10,286,000		20,317,000	2,898,000		2,898,000		1,745,000			10,313,000		10,313,000		15,337,000	483,000		483,000		4,509,000
Recorded Investment with Allowance			33,988,000		33,988,000		40,661,000	15,514,000		15,514,000		17,147,000					1,204,000	14,116,000		14,116,000		16,070,000	1,199,000		1,199,000		1,648,000			553,000		553,000		4,592,000	2,606,000		2,606,000
Total Recorded Investment			67,532,000		67,532,000		104,445,000	24,574,000		24,574,000		38,687,000	504,000		504,000		1,540,000	24,402,000		24,402,000		36,387,000	4,097,000		4,097,000		3,393,000			10,866,000		10,866,000		19,929,000	3,089,000		3,089,000		4,509,000
Related Allowance			3,995,000		3,995,000		3,558,000	3,268,000		3,268,000		3,126,000					15,000	492,000		492,000		339,000	59,000		59,000		39,000			65,000		65,000		39,000	111,000		111,000
Average investment in impaired loans
Average investment			79,101,000	147,668,000	85,990,000	152,545,000		29,852,000	61,715,000	31,631,000	61,365,000		865,000	2,385,000	1,022,000	2,697,000		27,120,000	49,687,000	30,395,000	51,835,000		4,541,000	7,131,000	3,745,000	6,446,000		354,000		13,313,000	26,681,000	15,398,000	29,776,000		3,410,000	69,000	3,799,000	72,000
Non-accrual loans			17,997,000		17,997,000		19,878,000	14,258,000		14,258,000		15,430,000	504,000		504,000		1,300,000	485,000		485,000		2,638,000	1,887,000		1,887,000		398,000			863,000		863,000		112,000						11,300,000	15,800,000
Non-accrual loans held for sale																							3,900,000		3,900,000		3,500,000
Interest income recorded on accruing impaired loans			$ 1,100,000		$ 2,500,000